Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Purchase Commitments
As of December 31, 2023, the total amounts equivalent to the contract period are detailed below:

Year ended December 31,
2024	Ps.1,144,381
2025	10,139,691
2026	4,174,446
2027	5,379,609
2028 and 2029	16,306,828
2030 and thereafter	27,706,549

Total	Ps.64,851,504